UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Priest
Title:  Chief Financial Officer
Phone:  (212) 984-8822


Signature, Place and Date of Signing:

/s/ Michael Priest              New York, New York            November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $ 749,488
                                         (thousands)


List of Other Included Managers:  NONE


                                                    FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                               TITLE                       VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
--------------                 ---------       -----       --------  -------    --- ----  ----------  --------  ----     ------ ----
ALLERGAN INC                   COM             018490102   29,245       355,000 SH        SOLE        N/A          355,000
APPLE INC                      COM             037833100   80,077       210,000 SH        SOLE        N/A          210,000
CARDINAL HEALTH INC            COM             14149Y108   39,995       955,000 SH        SOLE        N/A          955,000
COOPER COS INC                 COM NEW         216648402   31,660       400,000 SH        SOLE        N/A          400,000
DIRECTV                        COM CL A        25490A101   30,278       716,300 SH        SOLE        N/A          716,300
ELAN PLC                       ADR             284131208   12,110     1,150,000 SH        SOLE        N/A        1,150,000
FRESH MKT INC                  COM             35804H106   35,859       939,700 SH        SOLE        N/A          939,700
GOOGLE INC                     CL A            38259P508   29,357        57,000 SH        SOLE        N/A           57,000
INFORMATICA CORP               COM             45666Q102   32,559       795,100 SH        SOLE        N/A          795,100
LIBERTY GLOBAL INC             COM SER A       530555101   94,962     2,624,700 SH        SOLE        N/A        2,624,700
LIBERTY GLOBAL INC             COM SER C       530555309   19,036       550,000 SH        SOLE        N/A          550,000
LIBERTY MEDIA CORP NEW         CAP COM SER A   53071M302   29,423       445,000 SH        SOLE        N/A          445,000
LINKEDIN CORP                  COM CL A        53578A108      390         5,000 SH        SOLE        N/A            5,000
MAKEMYTRIP LIMITED MAURITIUS   SHS             V5633W109   16,001       724,700 SH        SOLE        N/A          724,700
MAKO SURGICAL CORP             COM             560879108    7,443       217,500 SH        SOLE        N/A          217,500
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U100    7,175       130,000 SH        SOLE        N/A          130,000
MASTERCARD INC                 CL A            57636Q104   20,615        65,000 SH        SOLE        N/A           65,000
MEAD JOHNSON NUTRITION CO      COM             582839106   12,389       180,000 SH        SOLE        N/A          180,000
OPENTABLE INC                  COM             68372A104      736        16,000 SH        SOLE        N/A           16,000
SALIX PHARMACEUTICALS INC      COM             795435106   11,988       405,000 SH        SOLE        N/A          405,000
SINA CORP                      ORD             G81477104    4,655        65,000 SH        SOLE        N/A           65,000
SIRIUS XM RADIO INC'           COM             82967N108   41,412    27,425,000 SH        SOLE        N/A       27,425,000
SIRONA DENTAL SYSTEMS INC      COM             82966C103   12,893       304,000 SH        SOLE        N/A          304,000
SOHU COM INC                   COM             83408W103    4,820       100,000 SH        SOLE        N/A          100,000
ULTA SALON COSMETICS & FRAG I  COM             90384S303   62,230     1,000,000 SH        SOLE        N/A        1,000,000
VALEANT PHARMACEUTICALS INTL   COM             91911K102   13,734       370,000 SH        SOLE        N/A          370,000
VERA BRADLEY INC               COM             92335C106   34,284       951,000 SH        SOLE        N/A          951,000
VMWARE INC                     CL A COM        928563402   34,162       425,000 SH        SOLE        N/A          425,000



SK 22168 0001 1238855